Nature of Operations (Details Textuals) (USD $)	Sep. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2012 Silicon Valley Bank Credit facility	Mar. 30, 2012 Silicon Valley Bank Credit facility
Line of Credit Facility [Line Items]
Working Capital	$ 15,600,000
Cash and cash equivalents	9,461,404	[1]	13,856,893	22,802,185	10,955,403	14,580,983	80,844,500
Increase in credit facility									15,000,000
Availability under credit facility								$ 1,900,000

[1]	(Unaudited)